SHARE-BASED COMPENSATION - Binominal option pricing model (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Expected dividend yield	0.00%	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate of return (per annum)	0.23%	1.78%	2.56%
Volatility	50.92%	57.20%	51.60%
Exercise multiple	$ 2.2	$ 2.2	$ 2.2
Fair value of underlying ordinary share	$ 17.11	$ 17.95	$ 9.37
Forfeiture rate	0.00%	0.00%	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate of return (per annum)	1.70%	2.56%	2.80%
Volatility	56.70%	60.91%	60.90%
Exercise multiple	$ 2.8	$ 2.8	$ 2.8
Fair value of underlying ordinary share	$ 37.71	$ 31.15	$ 17.92
Forfeiture rate	8.00%	8.00%	8.00%